Share-Based Payments - Performance Total Shareholder Return Units Narrative (Details) - Performance Total Shareholder Return Unit (PTSRUs) [Member]	Dec. 29, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in dollars per share) | $ / shares	$ 36.22
Grant-date fair value (in dollars per share) | $ / shares	$ 5.83
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, shares issued | shares	1,372,213
Group President, Chief Business Officer or Former Group President, Pfizer Innovative Health [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, shares issued | shares	343,053